5. Earnings Per Share (Details) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017
Earnings Per Share [Abstract]
Net loss	$ (100)	$ (177,770)	$ (8,626)	$ (332,770)
Weighted average shares outstanding - basic	0	28,352,862	31,768,822	13,046,244
Basic loss per share	$ .0000	$ (.0063)	$ (.0003)	$ (.0255)